Interests in Other Entities - Disclosure of Key Assumptions in Calculating VIU for Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Value in use estimate, impairment increase sensitivity for GDP growth rate adjustment	£ (19)	£ (31)
Santander UK Group Holdings plc | Santander UK plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	10.00%	5.00%
Increase in discount rate	1.00%	1.00%
Decrease in GDP growth rate	0.10%	0.10%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ (1,261)	£ (773)
Value in use estimate, impairment increase sensitivity for discount rate adjustment	(1,026)	(1,212)
Value in use estimate, impairment increase sensitivity for GDP growth rate adjustment	£ (24)	£ (42)
Santander UK Group Holdings plc | Santander Financial Services plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	10.00%	5.00%
Increase in discount rate	1.00%	1.00%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ (50)	£ (18)
Value in use estimate, impairment increase sensitivity for discount rate adjustment	£ (34)	£ (29)